TRADE AND OTHER PAYABLES	3 Months Ended
Jun. 30, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

7.   TRADE AND OTHER PAYABLES

	As at	As at
	June 30, 2021	March 31, 2021
Commodity suppliers' accruals and payables (a)	$772,618	$712,144
Green provisions and repurchase obligations	53,921	77,882
Sales tax payable	27,035	27,684
Non-commodity trade accruals and accounts payable (b)	62,752	80,573
Current portion of payable to former joint venture partner (c)	13,829	11,467
Accrued gas payable	354	544
Other payables	15,468	11,301
	$945,977	$921,595
(a)	Includes $491.7 million (March 31, 2021 – $507.3 million) that is subject to compromise depending on the outcome of the CCAA proceedings.
(b)	Includes $11.7 million (March 31, 2021 – $12.9 million) that is subject to compromise depending on the outcome of the CCAA proceedings.
(c)	The amount due to the former joint venture partner is subject to compromise depending on the outcome of the CCAA proceedings.